100 Summer Street 7th Floor Mail Stop SUM0703 Boston, MA 02111

November 2, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	SA Funds – Investment Trust (the “Registrant”)
File No. 333-70423

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Registrant do not differ from those contained in Post-Effective Amendment No. 62 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on October 29, 2018, with an effective date of October 29, 2018.

Please call me at (617) 662-1504 if you have any questions with respect to this certification.

Sincerely,

/s/ Brian Link
Brian Link, Esq.
Vice President and Managing Counsel

cc:	Deborah Djeu, Esq., Chief Compliance Officer, SA Funds – Investment Trust Mark D. Perlow, Esq., Dechert LLP